Other income/(expenses) - net (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Disclosure of other income/(expenses) - net

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Insurance reimbursement relating to operating costs	—	2,500	—
Profit/(loss) on disposal of property, plant and equipment and intangible assets (note 32.2)	586	1,264	(262)
Other	423	482	688
	1,009	4,246	426